Accrued Mining and Landfill Reclamation - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 28, 2013	Dec. 29, 2012
Asset Retirement Obligation Disclosure [Abstract]
Current portion of liabilities	$ 0.5	$ 0.4